Nature of Operations (Details)	Dec. 31, 2012
Cheniere Energy, Inc. [Member]
Entity Information [Line Items]
Ownership interest	59.50%
Chenier Energy Partners, LP [Member]
Entity Information [Line Items]
Ownership interest	100.00%
Cheniere Energy Investments, LLC [Member]
Entity Information [Line Items]
Ownership interest	100.00%